Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	ITUB
Entity Registrant Name	ITAÚ UNIBANCO HOLDING S.A.
Entity Central Index Key	0001132597
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Title of 12(b) Security	American Depositary Shares (as evidenced by American Depositary Receipts), each representing one Preferred Share
Security Exchange Name	NYSE
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-15276
Entity Shell Company	false
Entity Address, Address Line One	Praça Alfredo Egydio de Souza Aranha
Entity Address, City or Town	SP
Entity Address, Country	BR
Entity Address, Postal Zip Code	04344
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	4,958,290,359
Document Shell Company Report	false
Document Registration Statement	false
ICFR Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers Auditores Independentes Ltda.
Auditor Firm ID	1351
Auditor Location	São Paulo, Brazil
Entity Incorporation, State or Country Code	D5
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Praça Alfredo Egydio de Souza Aranha
Entity Address, City or Town	SP
Entity Address, Country	BR
Entity Address, Postal Zip Code	04344
Contact Personnel Name	Renato Lulia Jacob
Contact Personnel Email Address	drinvest@itau-unibanco.com.br
Local Phone Number	2794 3547
City Area Code	+55 11
Country Region	55